Offerings - Offering: 1	Nov. 07, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock
Maximum Aggregate Offering Price	$ 130,679,980.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,046.91
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purposes of the registration fee.